Lease liability and Right-of-use assets (Details 2) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,554	$ 1,762	$ 1,762
Depreciation charge		75	149
Adjustments for prepayments and accrued lease payments	182
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	536	541	541
Depreciation charge		5	8
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	848	1,076	1,076
Depreciation charge		47	97
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	147	122	122
Depreciation charge		21	41
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 23	23	23
Depreciation charge		$ 2	$ 3